INCOME TAXES (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 MXN ($)	Jun. 30, 2016 USD ($)	Oct. 12, 2010 MXN ($)
Disclosure Of Income Tax [Line Items]
Percentage of Environmental Royalty Tax		1.00%	1.00%
Royalty expense for Environmental Royalty Tax			$ 3.0	$ 1.1
Percentage of Special Mining Duty		8.50%	8.50%
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments								$ 122.9	$ 6.8	$ 238.0
Tax Assessments, taxes owed								41.8	2.3
Tax Assessments, inflationary charges								17.7	1.0
Tax Assessments, interest								40.4	2.2
Tax Assessments, penalties								$ 23.0	$ 1.3
Tax Assessments, increase in interest charges		$ 24.4	$ 1.4
Tax Assessments, increase in inflationary charges		36.5	2.0
Net assets			1.0
Allowance for transferring the shares and assets			1.0
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments						$ 58.5	$ 3.3
Tax Assessments, taxes owed						24.1	1.3
Tax Assessments, inflationary charges						3.0	0.2
Tax Assessments, interest						10.4	0.6
Tax Assessments, penalties						$ 21.0	$ 1.2
Re-payment of value added taxes		14.7	0.8
Tax Assessments, increase in interest charges	$ 3.6	9.9	0.5
Tax Assessments, increase in inflationary charges		$ 1.6	0.1
Income tax receivable			4.0		$ 4.0
Mina Bolanitos [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets			$ 2.0